Other Payables and Accrued Liabilities	9 Months Ended
Sep. 30, 2011
Other Payables and Accrued Liabilities [Abstract]
Other Payables and Accrued Liabilities [Text Block]
Note 8 –	Other Payables and Accrued Liabilities

The components of other payables and accrued liabilities were as follows:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Unrecognized tax benefit (Note 10(2))	$5,572,651	$4,318,008
Utility deposits from customers	1,748,965	913,196
Contract and bidding deposits	-	906,561
Others	183,948	371,572

	$7,505,564	$6,509,337